Income Taxes - Schedule of Reconciliation of Income Tax Expense Computed at Statutory UK Income Taxes (Details)			12 Months Ended
	Apr. 01, 2023	May 24, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes at UK statutory rate	25.00%	19.00%	23.50%	19.00%	19.00%
Return to provision			(9.95%)	6.87%
R&D expenditure			(11.00%)	(8.30%)	(6.67%)
Change in valuation allowance			(3.39%)	(23.58%)	(20.12%)
Change in UK tax rate			0.13%	5.66%	7.64%
Other				0.19%	(0.13%)
Effective income tax rate reconciliation			(0.71%)	(0.16%)	(0.28%)